Commitments and Contingencies - Narrative (Details) 10-Q			3 Months Ended		8 Months Ended	12 Months Ended
	Feb. 10, 2026 USD ($)	Nov. 26, 2025 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) lane m	Jan. 31, 2026 USD ($) m	Jan. 09, 2026 USD ($) m	Aug. 31, 2025 USD ($) m	Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
Construction deposits made			$ 2,619,382
Deposit assets, long-term			3,979,386		$ 3,979,386	$ 1,360,004				$ 0
Deposit assets			6,837,843		6,837,843	597,011				0
Deposit liabilities			1,356,090		1,356,090	476,253				$ 0
Other commitment						$ 1,174,000
Track system to be built, number of lanes | lane						6
Total commitment			13,793,708
Length of pool to be constructed | m						50			50
Swimming Pool
Other Commitments [Line Items]
Costs to be capitalized			3,008,000
Swimming Pool, Structure
Other Commitments [Line Items]
Costs to be capitalized			1,074,000
Swimming Pool,, Mechanical Equipment
Other Commitments [Line Items]
Costs to be capitalized			26,000
Swimming Pool, Equipment
Other Commitments [Line Items]
Costs to be capitalized			26,000
Pool Construction
Other Commitments [Line Items]
Contractual obligation							$ 6,200,000
Construction deposits made			5,882,000
Deposit assets, long-term			3,008,000		3,008,000
Deposit assets			3,262,780		3,262,780
Deposit liabilities			845,162		845,162
Total commitment			6,576,000
Entertainment services
Other Commitments [Line Items]
Deposit assets, long-term			0		0
Deposit assets			550,000		550,000
Deposit liabilities			0		0
Total commitment			1,100,000	$ 1,100,000
Staging and lighting
Other Commitments [Line Items]
Deposit assets, long-term			0		0
Deposit assets			1,236,378		1,236,378
Deposit liabilities			449,946		449,946
Total commitment			2,286,252
Other
Other Commitments [Line Items]
Deposit assets, long-term			386		386
Deposit assets			614,685		614,685
Deposit liabilities			60,982		60,982
Total commitment			615,456
Other Commitments, LED Screens And Other
Other Commitments [Line Items]
Total commitment		$ 296,000
Other Commitments, Enhanced Games
Other Commitments [Line Items]
Total commitment			165,000
Other Commitments, Inventory
Other Commitments [Line Items]
Total commitment			154,000
50 Meter Portable Pool
Other Commitments [Line Items]
Contractual obligation									$ 250,000
Construction deposits made					389,000
Deposit assets, long-term			2,620,000		2,620,000
Deposit liabilities			845,000		845,000
Contractual obligation, amounts incurred			231,000		231,000	$ 196,667
Construction deposit, noncurrent			389,000		389,000	389,000
Payments for deposits						389,000
Length of pool to be constructed | m							50
50 Meter Portable Pool | Pool Construction
Other Commitments [Line Items]
Contractual obligation								$ 6,200,000
Construction deposits made			5,882,000
Deposit assets			3,263,000		3,263,000
Six Lane Track System
Other Commitments [Line Items]
Contractual obligation						1,942,000
Contractual obligation, amounts incurred			971,000		971,000	971,000
Construction Deposits Remain Outstanding | Pool Construction
Other Commitments [Line Items]
Deposit assets			3,263,000		3,263,000
Deposit liabilities			845,000		845,000
Construction Deposits Remain Outstanding | Staging and lighting
Other Commitments [Line Items]
Deposit liabilities			450,000		$ 450,000
Total commitment			$ 2,290,000
Subsequent Event
Other Commitments [Line Items]
Length of pool to be constructed | m								50
Subsequent Event | 50 Meter Portable Pool
Other Commitments [Line Items]
Contractual obligation								$ 6,100,000
May 2026 Event, Deposit 1
Other Commitments [Line Items]
Payments for deposits						145,000
May 2026 Event, Deposit 2
Other Commitments [Line Items]
Payments for deposits						442,000
May 2026 Event, Deposit 3 | Subsequent Event
Other Commitments [Line Items]
Payments for deposits	$ 587,000
May 2026 Event, Food And Beverage Minimum
Other Commitments [Line Items]
Other commitment						$ 100,000